Concentrations risks	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
Concentrations risks

Note 16 – Concentrations risks

(a) Major customers

For the six months ended June 30, 2026, one customer accounted for 13.8% of the Company’s total revenues.

For the six months ended June 30, 2025, no customer accounted for 10% or more of the Company’s total revenues.

As of June 30, 2026, two customers accounted for 43.1% and 29.1% of the Company’s total balance of accounts receivable, respectively. As of December 31, 2025, two customers accounted for 20.0% and 17.0% of the Company’s total balance of accounts receivable, respectively.

(b) Major vendors

For the six months ended June 30, 2026 and 2025, no vendor accounted for 10% or more of the Company’s total purchases.

As of June 30, 2026, two vendors accounted for 68.2% and 31.8% of the Company’s total balance of accounts payable. As of December 31, 2025, two vendors accounted for 80.4% and 19.6% of the Company’s total balance of accounts payable.

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately $77,000 (SGD 100,000) per account. As of June 30, 2026 and December 31, 2025, the Company had cash balance of $203,312 and $204,194 was maintained at DI Scheme banks in Singapore, of which $79,019 and $0 was subject to credit risk, respectively. The United States’ Federal Deposit Insurance Corporation (FDIC) standard insurance amount is up to $250,000 per depositor per insured bank. As of June 30, 2026 and December 31, 2025, the Company had cash balance of $108,987 and $42,195 was maintained at banks in the United States, of which none was subject to credit risk. The Malaysia deposit insurance corporation (PIDM) standard insurance amount is up to approximately $61,000 (MYR 250,000) per depositor per insured bank. As of June 30, 2026 and December 31, 2025, the Company had cash balance of $51,190 and $98,509 was maintained at banks in Malaysia, of which none was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.